Uncategorized Items
[rr_AcquiredFundFeesAndExpensesBasedOnEstimates]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[rr_AcquiredFundFeesAndExpensesOverAssets]			0.0001	[Footnote-02]	0.0001	[Footnote-02]	0.0001	[Footnote-02]	0.0001	[Footnote-02]	0.0001		0.0001		0.0001		0.0001		0.0006	[Footnote-07]	0.0006	[Footnote-07]
[rr_Component1OtherExpensesOverAssets]																			0.0039		0.0039
[rr_Component2OtherExpensesOverAssets]			0.0000		0.0025		0.0000		0.0025		0.0000		0.0025		0		0.0025		0.0010		0.0000
[rr_Component3OtherExpensesOverAssets]			0.0289	[Footnote-01]	0.0289	[Footnote-01]	0.0289	[Footnote-01]	0.0289	[Footnote-01]	1.3411		0.3645		1.2488		0.3241		0.0179	[Footnote-07]	0.0179	[Footnote-07]
[rr_DistributionAndService12b1FeesOverAssets]																			0.0025		0.0000
[rr_ExpenseExampleYear01]																							149	174	128	154	128	154	93	118	333	298
[rr_ExpenseExampleYear03]																							965	1,038	896	970	3,569	5,595	4,229	5,203	1,221	1,121
[rr_ExpenseExampleYear05]																											3,876	8,077	4,401	7,827
[rr_ExpenseExampleYear10]																											3,906	9,866	4,408	10,088
[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

[rr_ExpensesOverAssets]			0.0390		0.0415		0.0365		0.0390		1.3487	[Footnote-05]	0.3746	[Footnote-05]	1.2539	[Footnote-05]	0.3317	[Footnote-05]	0.0434	[Footnote-05]	0.0399	[Footnote-05]
[rr_FeeWaiverOrReimbursementOverAssets]			(0.0244)		(0.0244)		(0.0239)		(0.0239)		(1.3361)		(0.3595)		(1.2448)		(0.3201)		(0.0104)		(0.0104)
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]	February 29, 2016	February 29, 2016																															February 29, 2016	February 29, 2016	February 28, 2016
[rr_ManagementFeesOverAssets]			0.0100		0.0100		0.0075		0.0075		0.0075		0.0075		0.0050		0.0050		0.0175		0.0175
[rr_NetExpensesOverAssets]			0.0146	[Footnote-03]	0.0171	[Footnote-03]	0.0126	[Footnote-04]	0.0151	[Footnote-04]	0.0126	[Footnote-04],[Footnote-05]	0.0151	[Footnote-04],[Footnote-05]	0.0091	[Footnote-05],[Footnote-06]	0.0116	[Footnote-05],[Footnote-06]	0.0330	[Footnote-05],[Footnote-08]	0.0295	[Footnote-05],[Footnote-08]
[rr_OtherExpensesNewFundBasedOnEstimates]	Other Operating Expenses are based on estimated amounts for the current fiscal year.	Other Operating Expenses are based on estimated amounts for the current fiscal year.																																	Other Operating Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[rr_OtherExpensesOverAssets]			0.0289		0.0314		0.0289		0.0314		1.3411		0.3670		1.2488		0.3266		0.0228		0.0218
[rr_PerformanceAvailabilityPhone]	1-877-457-NPF3 (1-877-457-6733)	1-877-457-NPF3 (1-877-457-6733)																															1-877-457-NPF3 (1-877-457-6733)	1-877-457-NPF3 (1-877-457-6733)	1-844-RLL-FUND (1-844-755-3863)
[rr_PerformanceAvailabilityWebSiteAddress]	www.northpointefunds.com	www.northpointefunds.com																															www.northpointefunds.com	www.northpointefunds.com	www.RLLFunds.com
[rr_PerformanceOneYearOrLess]	The Fund has not commenced operations, and therefore has no performance history.	The Fund has not commenced operations, and therefore has no performance history.																															The Fund commenced operations on March 25, 2014 and therefore does not have performance history for a full calendar year.	The Fund commenced operations on March 25, 2014 and therefore does not have performance history for a full calendar year.	The Fund commenced operations on July 25, 2014 and therefore does not have performance history for a full calendar year.
[rr_PerformancePastDoesNotIndicateFuture]	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.																															Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
[rr_PortfolioTurnoverRate]																																				0.46	0.39	1.40
[rr_RedemptionFeeOverRedemption]			(0.0200)		(0.0200)		(0.0200)		(0.0200)		(0.0200)		(0.0200)		(0.0200)		(0.0200)
[rr_RiskLoseMoney]	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.																															As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
[rr_RiskNotInsuredDepositoryInstitution]	AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.																															AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
[rr_StrategyPortfolioConcentration]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of micro-cap companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies.																															Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap companies	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-cap companies.